LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 23, 2013

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 28, 2013 OF

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated February 28, 2013 and as may be amended or further supplemented, and the fund’s statement of additional information, dated February 28, 2013, as supplemented on May 23, 2013, and as may be amended or further supplemented, are incorporated by reference into this Summary Prospectus.

Please retain this supplement for future reference.

BATX015573